Segment Information (Financial Information For Each Of The Company's Reporting Segments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue from external customers	$ 283,873	$ 265,847	$ 260,029	$ 245,072	$ 241,945	$ 228,819	$ 207,984	$ 197,738	$ 1,054,821		$ 876,486		$ 780,449
Cost of revenues									704,048		595,287		536,087
Selling, general, and administrative expenses									113,470		84,592		65,525
Acquisition-related expenses									18,050	[1]	15,400	[1]	3,332	[1]
(Gain) loss on disposal of assets									3,224		2,790		1,787
Adjusted EBITDA									253,936		218,842		189,533
Depreciation and accretion expense									75,622	[2]	68,480	[2]	61,499	[2]
Amortization of intangible assets									35,768		27,336		21,712
Interest expense, net, including amortization of deferred financing costs and note discount									33,812		23,086		22,057
Redemption costs for early extinguishment of debt									9,075
Income tax expense (benefit)									28,174		42,018		27,009
Capital expenditures									109,909	[3]	77,153	[3]	92,803	[3]
Eliminations/Adjustments [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									(6,390)		(6,249)		(4,973)
Cost of revenues									(6,390)		(6,249)		(4,973)
Selling, general, and administrative expenses													246
Adjusted EBITDA													(246)
Depreciation and accretion expense											(4)		(18)
North America [Member]
Segment Reporting Information [Line Items]
Revenue from external customers									767,836		701,358		662,635
Intersegment revenues									6,109		5,922		4,973
Cost of revenues									506,278		462,474		448,030
Selling, general, and administrative expenses									93,854		72,614		57,788
Acquisition-related expenses									3,336		8,155		3,212
(Gain) loss on disposal of assets									2,138		2,913		1,726
Adjusted EBITDA									190,487		185,313		171,523
Depreciation and accretion expense									48,115		46,059		41,623
Amortization of intangible assets									25,958		22,981		20,275
Interest expense, net, including amortization of deferred financing costs and note discount									32,330		21,831		21,410
Income tax expense (benefit)									26,109		42,303		27,009
Capital expenditures									64,400	[3]	55,669	[3]	70,964	[3]
Europe [Member]
Segment Reporting Information [Line Items]
Revenue from external customers									286,985		175,128		117,814
Intersegment revenues									281		327
Cost of revenues									204,160		139,062		93,030
Selling, general, and administrative expenses									19,616		11,978		7,491
Acquisition-related expenses									14,714		7,245		120
(Gain) loss on disposal of assets									1,086		(123)		61
Adjusted EBITDA									63,449		33,529		18,256
Depreciation and accretion expense									27,507		22,425		19,894
Amortization of intangible assets									9,810		4,355		1,437
Interest expense, net, including amortization of deferred financing costs and note discount									1,482		1,255		647
Income tax expense (benefit)									2,065		(285)
Capital expenditures									$ 45,509	[3]	$ 21,484	[3]	$ 21,839	[3]

[1]	Acquisition-related expenses include nonrecurring costs incurred for professional and legal fees and certain transition and integration-related costs, including contract termination costs and facility exit costs, related to acquisitions.
[2]	Amounts exclude 49% of the expenses incurred by the Company’s Mexico subsidiary as such amounts are allocable to the noncontrolling interest stockholders
[3]	Capital expenditure amounts include payments made for exclusive license agreements, site acquisition costs and other intangible assets. Additionally, capital expenditure amounts for Mexico (included in the North America segment) are reflected gross of any noncontrolling interest amounts.